Condensed Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 11,559	$ 51,613
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss from Equity Method Investments	361	3,564
Non-Cash Expense (Income)	3,027	749
Depreciation, Depletion, Amortization and Accretion	24,101	20,686
Deferred Income Tax Expense (Benefit)	7,372	7,543
Unrealized (Gain) Loss on Derivatives	1,597	(2,000)
Dry Hole Expense	485	562
(Gain) Loss on Sale of Asset	524	(92,510)
Impairment Expense	170	16,017
Changes in operating assets and liabilities
Accounts Receivable	1,974	1,289
Inventory, Prepaid Expenses and Other Assets	37	265
Accounts Payable and Accrued Expenses	10,353	9,671
Other Assets and Liabilities	(562)	(824)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	60,998	16,625
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	0	0
Proceeds from Joint Venture Acreage Management	107	215
Contributions to Equity Method Investments	(2,207)	(3,552)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	3,732	122,651
Acquisitions of Undeveloped Acreage	(15,706)	(33,331)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(123,609)	(74,118)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(137,683)	11,865
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	1,750	60,500
Repayments of Long-Term Debt and Lines of Credit	(876)	(155,000)
Repayments of Loans and Other Notes Payable	(786)	(397)
Proceeds from Senior Notes, Net of Discounts and Premiums	105,000	0
Debt Issuance Costs	(2,894)	(98)
Proceeds from the Exercise of Stock Options	266	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	(233)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	70,583
Purchase of Non-Controlling Interests	(150)	0
Distributions by the Partners of Consolidated Subsidiaries	(406)	(58)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	101,904	(24,703)
NET INCREASE (DECREASE) IN CASH	25,219	3,787
CASH - BEGINNING	43,975	11,796
CASH - ENDING	69,194	15,583
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	16,943	61,602
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss from Equity Method Investments	361	3,564
Non-Cash Expense (Income)	3	(26)
Depreciation, Depletion, Amortization and Accretion	23,559	20,046
Deferred Income Tax Expense (Benefit)	11,499	39,128
Unrealized (Gain) Loss on Derivatives	1,597	(2,000)
Dry Hole Expense	485	277
(Gain) Loss on Sale of Asset	1,493	(92,653)
Impairment Expense	170	2,998
Changes in operating assets and liabilities
Accounts Receivable	85,176	(30,015)
Inventory, Prepaid Expenses and Other Assets	25	220
Accounts Payable and Accrued Expenses	8,503	(13,441)
Other Assets and Liabilities	(557)	(483)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	149,257	(10,783)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(6,704)	(3,524)
Proceeds from Joint Venture Acreage Management	107	215
Contributions to Equity Method Investments	0	0
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	498	121,431
Acquisitions of Undeveloped Acreage	(15,704)	(33,338)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(122,834)	(73,740)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(144,637)	11,044
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0
Repayments of Long-Term Debt and Lines of Credit	0	0
Repayments of Loans and Other Notes Payable	(543)	(358)
Proceeds from Senior Notes, Net of Discounts and Premiums	0
Debt Issuance Costs	0	0
Proceeds from the Exercise of Stock Options	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		0
Purchase of Non-Controlling Interests	0
Distributions by the Partners of Consolidated Subsidiaries	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(543)	(358)
NET INCREASE (DECREASE) IN CASH	4,077	(97)
CASH - BEGINNING	4,227	11,337
CASH - ENDING	8,304	11,240
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	2,340	(7,210)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss from Equity Method Investments	0	0
Non-Cash Expense (Income)	50	(78)
Depreciation, Depletion, Amortization and Accretion	603	154
Deferred Income Tax Expense (Benefit)	1,135	(29,823)
Unrealized (Gain) Loss on Derivatives	0	0
Dry Hole Expense	0	285
(Gain) Loss on Sale of Asset	(969)	143
Impairment Expense	0	13,019
Changes in operating assets and liabilities
Accounts Receivable	(3,089)	(311)
Inventory, Prepaid Expenses and Other Assets	(6)	20
Accounts Payable and Accrued Expenses	805	(1,022)
Other Assets and Liabilities	(5)	(341)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	864	(25,164)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	1,083	27,582
Proceeds from Joint Venture Acreage Management	0	0
Contributions to Equity Method Investments	(2,207)	(3,552)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	3,234	1,220
Acquisitions of Undeveloped Acreage	(2)	7
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(1,609)	(684)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	499	24,573
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	1,750	500
Repayments of Long-Term Debt and Lines of Credit	(876)	0
Repayments of Loans and Other Notes Payable	(243)	(39)
Proceeds from Senior Notes, Net of Discounts and Premiums	0
Debt Issuance Costs	0	0
Proceeds from the Exercise of Stock Options	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		0
Purchase of Non-Controlling Interests	(150)
Distributions by the Partners of Consolidated Subsidiaries	(406)	(58)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	75	403
NET INCREASE (DECREASE) IN CASH	1,438	(188)
CASH - BEGINNING	824	409
CASH - ENDING	2,262	221
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	10,905	51,291
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss from Equity Method Investments	0	0
Non-Cash Expense (Income)	2,974	853
Depreciation, Depletion, Amortization and Accretion	0	519
Deferred Income Tax Expense (Benefit)	(5,262)	(1,762)
Unrealized (Gain) Loss on Derivatives	0	0
Dry Hole Expense	0	0
(Gain) Loss on Sale of Asset	0	0
Impairment Expense	0	0
Changes in operating assets and liabilities
Accounts Receivable	(76,104)	31,544
Inventory, Prepaid Expenses and Other Assets	18	25
Accounts Payable and Accrued Expenses	1,480	24,314
Other Assets and Liabilities	0	0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(65,989)	106,784
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(16,679)	(78,270)
Proceeds from Joint Venture Acreage Management	0	0
Contributions to Equity Method Investments	0	0
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	0	0
Acquisitions of Undeveloped Acreage	0	0
Capital Expenditures for Development of Oil and Gas Properties and Equipment	0	306
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(16,679)	(77,964)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	60,000
Repayments of Long-Term Debt and Lines of Credit	0	(155,000)
Repayments of Loans and Other Notes Payable	0	0
Proceeds from Senior Notes, Net of Discounts and Premiums	105,000
Debt Issuance Costs	(2,894)	(98)
Proceeds from the Exercise of Stock Options	266
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		(233)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		70,583
Purchase of Non-Controlling Interests	0
Distributions by the Partners of Consolidated Subsidiaries	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	102,372	(24,748)
NET INCREASE (DECREASE) IN CASH	19,704	4,072
CASH - BEGINNING	38,924	50
CASH - ENDING	58,628	4,122
Intercompany Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	(18,629)	(54,070)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss from Equity Method Investments	0	0
Non-Cash Expense (Income)	0	0
Depreciation, Depletion, Amortization and Accretion	(61)	(33)
Deferred Income Tax Expense (Benefit)	0	0
Unrealized (Gain) Loss on Derivatives	0	0
Dry Hole Expense	0	0
(Gain) Loss on Sale of Asset	0	0
Impairment Expense	0	0
Changes in operating assets and liabilities
Accounts Receivable	(4,009)	71
Inventory, Prepaid Expenses and Other Assets	0	0
Accounts Payable and Accrued Expenses	(435)	(180)
Other Assets and Liabilities	0	0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(23,134)	(54,212)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	22,300	54,212
Proceeds from Joint Venture Acreage Management	0	0
Contributions to Equity Method Investments	0	0
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	0	0
Acquisitions of Undeveloped Acreage	0	0
Capital Expenditures for Development of Oil and Gas Properties and Equipment	834	0
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	23,134	54,212
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0
Repayments of Long-Term Debt and Lines of Credit	0	0
Repayments of Loans and Other Notes Payable	0	0
Proceeds from Senior Notes, Net of Discounts and Premiums	0
Debt Issuance Costs	0	0
Proceeds from the Exercise of Stock Options	0
Settlement of Tax Withholdings Related to Share-Based Compensation Awards		0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs		0
Purchase of Non-Controlling Interests	0
Distributions by the Partners of Consolidated Subsidiaries	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	0	0
NET INCREASE (DECREASE) IN CASH	0	0
CASH - BEGINNING	0	0
CASH - ENDING	$ 0	$ 0